REVENUE - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 10,976	$ 29,192
Commercial insurance
Disaggregation of Revenue [Line Items]
Total revenue	3,597	21,978
Facility billing
Disaggregation of Revenue [Line Items]
Total revenue	4,726	3,879
Managed service agreements and other
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,653	$ 3,335